Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other financial liabilities
Schedule of other financial liabilities

	2022	2021
	£m	£m
Customer deposits - designated as at fair value through profit or loss	1,050	568
Debt securities in issue
- MRELs	22,265	23,422
- Other medium term notes	16,419	12,430
- Commercial paper and certificates of deposit	5,672	9,153
- Covered bonds	2,842	2,886
- Securitisation	859	867
Total	49,107	49,326